Annual Fund Operating Expenses - Fundamentals First ETF - Fundamentals First ETF Shares	Oct. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	1.09%

[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.